SCHEDULE OF STOCK OPTIONS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary or Equity Method Investee [Line Items]
Number of Options Outstanding	543,479	603,229	455,552	456,852
Number of Options Outstanding Weighted Average Remaining Life	2 years 6 months	6 years 8 months 12 days	6 years 10 months 24 days
Number of Options Outstanding Options Exercisable	402,705	386,507
ViralClear Pharmaceuticals, Inc. [Member]
Subsidiary or Equity Method Investee [Line Items]
Options Outstanding, Exercise Price		$ 5.00
Number of Options Outstanding		25,000
Number of Options Outstanding Weighted Average Remaining Life		6 months
Number of Options Outstanding Options Exercisable		25,000
ViralClear Pharmaceuticals, Inc. [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of Options Outstanding	25,000
Number of Options Outstanding Weighted Average Remaining Life	3 months
Number of Options Outstanding Options Exercisable	25,000
Options Outstanding, Exercise Price	$ 5.00
Options Under 9.99 [Member]
Subsidiary or Equity Method Investee [Line Items]
Options Outstanding, Exercise Price	$ 9.99	$ 9.99
Number of Options Outstanding	103,610	108,110
Number of Options Outstanding Weighted Average Remaining Life	6 years 2 months 12 days	9 years 2 months 12 days
Number of Options Outstanding Options Exercisable	69,762	41,172
Options 10.00 - 19.99 [Member]
Subsidiary or Equity Method Investee [Line Items]
Options Outstanding, Exercise Price	$ 10.00	$ 10.00
Number of Options Outstanding	174,150	215,150
Number of Options Outstanding Weighted Average Remaining Life	3 years 4 months 24 days	7 years 1 month 6 days
Number of Options Outstanding Options Exercisable	76,216	78,995
Options Outstanding, Exercise Price	$ 19.99	$ 19.99
Options 20.00 - 29.99 [Member]
Subsidiary or Equity Method Investee [Line Items]
Options Outstanding, Exercise Price	$ 20.00	$ 20.00
Number of Options Outstanding	85,538	85,538
Number of Options Outstanding Weighted Average Remaining Life	1 month 6 days	7 years 10 months 24 days
Number of Options Outstanding Options Exercisable	76,757	73,833
Options Outstanding, Exercise Price	$ 29.99	$ 29.99
Options 30.00 - 39.99 [Member]
Subsidiary or Equity Method Investee [Line Items]
Options Outstanding, Exercise Price	$ 30.00	$ 30.00
Number of Options Outstanding	32,748	36,748
Number of Options Outstanding Weighted Average Remaining Life	1 month 6 days	2 years 9 months 18 days
Number of Options Outstanding Options Exercisable	32,748	36,748
Options Outstanding, Exercise Price	$ 39.99	$ 39.99
Options 40.00 - 49.99 [Member]
Subsidiary or Equity Method Investee [Line Items]
Options Outstanding, Exercise Price	$ 40.00	$ 40.00
Number of Options Outstanding	79,842	90,092
Number of Options Outstanding Weighted Average Remaining Life	7 months 6 days	4 years 2 months 12 days
Number of Options Outstanding Options Exercisable	79,631	88,168
Options Outstanding, Exercise Price	$ 49.99	$ 49.99
Options 50.00 - 59.99 [Member]
Subsidiary or Equity Method Investee [Line Items]
Options Outstanding, Exercise Price	$ 50.00	$ 50.00
Number of Options Outstanding	14,414	14,414
Number of Options Outstanding Weighted Average Remaining Life	1 month 6 days	5 years 7 months 6 days
Number of Options Outstanding Options Exercisable	14,414	14,414
Options Outstanding, Exercise Price	$ 59.99	$ 59.99
Options 60.00 - 69.99 [Member]
Subsidiary or Equity Method Investee [Line Items]
Options Outstanding, Exercise Price	$ 60.00	$ 60.00
Number of Options Outstanding	33,405	33,405
Number of Options Outstanding Weighted Average Remaining Life	8 months 12 days	3 years 8 months 12 days
Number of Options Outstanding Options Exercisable	33,405	33,405
Options Outstanding, Exercise Price	$ 69.99	$ 69.99
Options 70.00 - 79.99 [Member]
Subsidiary or Equity Method Investee [Line Items]
Options Outstanding, Exercise Price	$ 70.00	$ 70.00
Number of Options Outstanding	15,772	15,772
Number of Options Outstanding Weighted Average Remaining Life	9 months 18 days	4 years 8 months 12 days
Number of Options Outstanding Options Exercisable	15,772	15,772
Options Outstanding, Exercise Price	$ 79.99	$ 79.99
Options Over 79.99 [Member]
Subsidiary or Equity Method Investee [Line Items]
Options Outstanding, Exercise Price	$ 79.99	$ 79.99
Number of Options Outstanding	4,000	4,000
Number of Options Outstanding Weighted Average Remaining Life	1 month 6 days	6 years 4 months 24 days
Number of Options Outstanding Options Exercisable	4,000	4,000